Schedule of Investments (unaudited) April 30, 2019	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 42.6%
iShares Core S&P 500 ETF(a)	1,242,168	$367,607,198
iShares Core S&P Mid-Cap ETF(a)	131,852	25,960,340
iShares Core S&P Small-Cap ETF(a)	142,568	11,423,974

		404,991,512

Domestic Fixed Income — 17.0%
iShares Core Total USD Bond Market ETF(a)(b)	3,206,170	162,136,017

International Equity — 37.3%
iShares Core MSCI Emerging Markets ETF(a)(b)	1,503,522	79,446,103
iShares Core MSCI International Developed Markets ETF(a)	4,936,238	274,899,094

		354,345,197

International Fixed Income — 3.0%
iShares Core International Aggregate Bond ETF(a)(b)	536,482	28,658,868

Total Investment Companies — 99.9% (Cost: $874,320,691)		950,131,594

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(a)(c)(d)	39,566,347	39,582,174

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(a)(c)	803,041	$803,041

		40,385,215

Total Short-Term Investments — 4.3% (Cost: $40,384,492)		40,385,215

Total Investments in Securities — 104.2% (Cost: $914,705,183)		990,516,809

Other Assets, Less Liabilities — (4.2)%		(39,558,660)

Net Assets — 100.0%		$950,958,149

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold		Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,124,163	19,442,184	(a)	—		39,566,347	$39,582,174	$70,014	(b)	$4,849	$(1,804)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,563,863	—		(760,822	)(a)	803,041	803,041	30,249		—	—
iShares Core International Aggregate Bond ETF	533,153	204,833		(201,504)		536,482	28,658,868	935,735		156,736	313,375
iShares Core MSCI Emerging Markets ETF	1,198,577	704,470		(399,525)		1,503,522	79,446,103	1,282,155		1,800,894	(2,454,059)
iShares Core MSCI International Developed Markets ETF	4,662,682	1,788,328		(1,514,772)		4,936,238	274,899,094	2,635,061		1,232,044	(5,580,521)
iShares Core S&P 500 ETF	1,209,304	398,403		(365,539)		1,242,168	367,607,198	5,323,907		22,698,623	(3,608,096)
iShares Core S&P Mid-Cap ETF	137,709	49,668		(55,525)		131,852	25,960,340	276,237		412,832	(402,438)
iShares Core S&P Small-Cap ETF	152,346	68,678		(78,456)		142,568	11,423,974	130,449		1,144,335	(1,684,678)
iShares Core Total USD Bond Market ETF	3,085,880	1,114,129		(993,839)		3,206,170	162,136,017	3,467,771		(172,810)	3,946,836

							$990,516,809	$14,151,578		$27,277,503	$(9,471,385)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Core Aggressive Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$950,131,594	$—	$—	$950,131,594
Money Market Funds	40,385,215	—	—	40,385,215

	$990,516,809	$—	$—	$990,516,809

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